POST-EMPLOYMENT BENEFITS - Narrative (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD year
Employee Benefits [Abstract]
Defined contribution plan expense	CAD 6	CAD 3
Entity's own securities included in plan assets	7	CAD 2
Estimate of contributions expected to be paid to plan for next annual reporting period	CAD 141
Weighted average duration of defined benefit obligation | year	19	19
Return on plan assets	CAD 160	CAD 97
Cumulative loss in equity, employee benefit plans	CAD 425	CAD 380